GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Guarantor and Non-Guarantor Financial Information
Guarantor and Non-Guarantor Financial Information

17. Guarantor and Non-Guarantor Financial Information

        In March 2015, Helmerich & Payne International Drilling Co. ("the issuer"), a wholly-owned subsidiary of Helmerich & Payne, Inc. ("parent" or "the guarantor"), issued senior unsecured notes with an aggregate principal amount of $500.0 million due 2025. The notes are fully and unconditionally guaranteed by parent. No subsidiaries of parent currently guarantee the notes, subject to certain provisions that if any subsidiary guarantees certain other debt of the issuer or parent, then such subsidiary will provide a guarantee of the obligations under the notes.

        In connection with the notes, we are providing the following condensed consolidating financial information in accordance with the Commission disclosure requirements. Each entity in the consolidating financial information follows the same accounting policies as described in the consolidated financial statements. Condensed consolidating financial information for the issuer, Helmerich & Payne International Drilling Co. and parent/guarantor, Helmerich & Payne, Inc. is shown in the tables below.

CONSOLIDATED CONDENSED STATEMENTS OF INCOME
(Unaudited)
(in thousands)

	Three Months Ended March 31, 2015
	Guarantor/ Parent	Issuer Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating revenue	$—	$774,896	$108,180	$(24)	$883,052
Operating costs and other	16,773	536,028	104,113	(1,034)	655,880

Operating income (loss) from continuing operations	(16,773)	238,868	4,067	1,010	227,172
Other income, net	2	3,738	(126)	(1,010)	2,604
Interest expense	(12)	(121)	(2,338)	—	(2,471)
Equity in net income of subsidiaries	160,109	358	—	(160,467)	—

Income from continuing operations before income taxes	143,326	242,843	1,603	(160,467)	227,305
Income tax provision	(6,211)	83,561	419	—	77,769

Income from continuing operations	149,537	159,282	1,184	(160,467)	149,536
Loss from discontinued operations before income taxes	—	—	(76)	—	(76)
Income tax provision	—	—	(77)	—	(77)

Income from discontinued operations	—	—	1	—	1

Net income	$149,537	$159,282	$1,185	$(160,467)	$149,537

CONSOLIDATED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(Unaudited)
(in thousands)

	Three Months Ended March 31, 2015
	Guarantor/ Parent	Issuer Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Net income	$149,537	$159,282	$1,185	$(160,467)	$149,537
Other comprehensive income (loss), net of income taxes:
Unrealized depreciation on securities, net	—	(1,203)	—	—	(1,203)
Minimum pension liability adjustments, net	82	115	—	—	197

Other comprehensive income (loss)	82	(1,088)	—	—	(1,006)

Comprehensive income	$149,619	$158,194	$1,185	$(160,467)	$148,531

CONSOLIDATED CONDENSED STATEMENTS OF INCOME
(Unaudited)
(in thousands)

	Three Months Ended March 31, 2014
	Guarantor/ Parent	Issuer Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating revenue	$—	$797,968	$95,501	$(39)	$893,430
Operating costs and other	4,105	548,917	86,191	(1,125)	638,088

Operating income (loss) from continuing operations	(4,105)	249,051	9,310	1,086	255,342
Other income, net	18	22,256	622	(1,086)	21,810
Interest expense	19	(1,065)	(679)	—	(1,725)
Equity in net income (loss) of subsidiaries	177,037	(327)	—	(176,710)	—

Income (loss) from continuing operations before income taxes	172,969	269,915	9,253	(176,710)	275,427
Income tax provision	(1,601)	93,704	8,735	—	100,838

Income from continuing operations	174,570	176,211	518	(176,710)	174,589
Income from discontinued operations before income taxes	—	—	2,786	—	2,786
Income tax provision	—	—	2,805	—	2,805

Loss from discontinued operations	—	—	(19)	—	(19)

Net income	$174,570	$176,211	$499	$(176,710)	$174,570

CONSOLIDATED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(Unaudited)
(in thousands)

	Three Months Ended March 31, 2014
	Guarantor/ Parent	Issuer Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Net income	$174,570	$176,211	$499	$(176,710)	$174,570
Other comprehensive income (loss), net of income taxes:
Unrealized depreciation on securities, net	—	(3,552)	—	—	(3,552)
Reclassification of realized gains in net income, net	—	(12,884)	—	—	(12,884)
Minimum pension liability adjustments, net	81	64	—	—	145

Other comprehensive income (loss)	81	(16,372)	—	—	(16,291)

Comprehensive income	$174,651	$159,839	$499	$(176,710)	$158,279

CONSOLIDATED CONDENSED STATEMENTS OF INCOME
(Unaudited)
(in thousands)

	Six Months Ended March 31, 2015
	Guarantor/ Parent	Issuer Subsidiary	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating revenue	$—	$1,727,005	$212,672	$(40)	$1,939,637
Operating costs and other	6,080	1,177,122	199,510	(2,066)	1,380,646

Operating income (loss) from continuing operations	(6,080)	549,883	13,162	2,026	558,991
Other income, net	3	4,659	567	(2,026)	3,203
Interest expense	(19)	(103)	(2,910)	—	(3,032)
Equity in net income of subsidiaries	356,493	5,441	—	(361,934)	—

Income from continuing operations before income taxes	350,397	559,880	10,819	(361,934)	559,162
Income tax provision	(2,182)	204,966	3,785	—	206,569

Income from continuing operations	352,579	354,914	7,034	(361,934)	352,593
Loss from discontinued operations before income taxes	—	—	(91)	—	(91)
Income tax provision	—	—	(77)	—	(77)

Loss from discontinued operations	—	—	(14)	—	(14)

Net income	$352,579	$354,914	$7,020	$(361,934)	$352,579

CONSOLIDATED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(Unaudited)
(in thousands)

	Six Months Ended March 31, 2015
	Guarantor/ Parent	Issuer Subsidiary	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Net income	$352,579	$354,914	$7,020	$(361,934)	$352,579
Other comprehensive income (loss), net of income taxes:
Unrealized depreciation on securities, net	—	(43,447)	—	—	(43,447)
Minimum pension liability adjustments, net	164	229	—	—	393

Other comprehensive income (loss)	164	(43,218)	—	—	(43,054)

Comprehensive income	$352,743	$311,696	$7,020	$(361,934)	$309,525

CONSOLIDATED CONDENSED STATEMENTS OF INCOME
(Unaudited)
(in thousands)

	Six Months Ended March 31, 2014
	Guarantor/ Parent	Issuer Subsidiary	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating revenue	$—	$1,583,591	$199,062	$(71)	$1,782,582
Operating costs and other	8,193	1,078,277	178,981	(2,242)	1,263,209

Operating income (loss) from continuing operations	(8,193)	505,314	20,081	2,171	519,373
Other income, net	17	22,916	1,156	(2,171)	21,918
Interest expense	15	(1,939)	(995)	—	(2,919)
Equity in net income of subsidiaries	352,836	7,339	—	(360,175)	—

Income from continuing operations before income taxes	344,675	533,630	20,242	(360,175)	538,372
Income tax provision	(3,077)	182,048	11,630	—	190,601

Income from continuing operations	347,752	351,582	8,612	(360,175)	347,771
Income from discontinued operations before income taxes	—	—	2,786	—	2,786
Income tax provision	—	—	2,805	—	2,805

Loss from discontinued operations	—	—	(19)	—	(19)

Net income	$347,752	$351,582	$8,593	$(360,175)	$347,752

CONSOLIDATED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(Unaudited)
(in thousands)

	Six Months Ended March 31, 2014
	Guarantor/ Parent	Issuer Subsidiary	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Net income	$347,752	$351,582	$8,593	$(360,175)	$347,752
Other comprehensive income (loss), net of income taxes:
Unrealized depreciation on securities, net	—	(6,513)	—	—	(6,513)
Reclassification of realized gains in net income, net	—	(12,884)	—	—	(12,884)
Minimum pension liability adjustments, net	163	129	—	—	292

Other comprehensive income (loss)	163	(19,268)	—	—	(19,105)

Comprehensive income	$347,915	$332,314	$8,593	$(360,175)	$328,647

CONSOLIDATED CONDENSED BALANCE SHEETS
(Unaudited)
(in thousands)

	March 31, 2015
	Guarantor/ Parent	Issuer Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$(1,949)	$695,343	$21,161	$4,572	$719,127
Accounts receivable, net of reserve	(9)	495,480	141,757	(13,522)	623,706
Inventories	—	84,323	39,946	—	124,269
Deferred income taxes	3,394	17,209	—	(5,954)	14,649
Prepaid expenses and other	14,104	1,505	86,599	(23,076)	79,132
Current assets of discontinued operations	—	—	7,486	—	7,486

Total current assets	15,540	1,293,860	296,949	(37,980)	1,568,369
Investments	13,200	151,448	—	—	164,648
Property, plant and equipment, net	48,233	5,006,311	518,274	—	5,572,818
Intercompany	14,927	1,177,045	202,051	(1,394,023)	—
Other assets	8,042	1,425	35,872	(7,024)	38,315
Investment in subsidiaries	5,592,313	236,307	—	(5,828,620)	—

Total assets	$5,692,255	$7,866,396	$1,053,146	$(7,267,647)	$7,344,150

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable	$80,907	$59,769	$31,703	$(6)	$172,373
Accrued liabilities	15,481	132,482	59,765	(31,472)	176,256
Long-term debt due within one year	—	39,207	—	—	39,207
Current liabilities of discontinued operations	—	—	3,309	—	3,309

Total current liabilities	96,388	231,458	94,777	(31,478)	391,145
Noncurrent liabilities:
Long-term debt	—	532,908	—	—	532,908
Deferred income taxes	—	1,265,090	65,743	(10,469)	1,320,364
Intercompany	576,457	240,490	580,133	(1,397,080)	—
Other	17,034	20,866	55,280	—	93,180
Noncurrent liabilities of discontinued operations	—	—	4,177	—	4,177

Total noncurrent liabilities	593,491	2,059,354	705,333	(1,407,549)	1,950,629
Shareholders' equity:
Common stock	11,085	100	—	(100)	11,085
Preferred stock	—	—	—	—	—
Additional paid-in capital	402,442	44,805	343	(45,148)	402,442
Retained earnings	4,729,390	5,486,203	252,693	(5,738,896)	4,729,390
Accumulated other comprehensive income	40,072	44,476	—	(44,476)	40,072
Treasury stock, at cost	(180,613)	—	—	—	(180,613)

Total shareholders' equity	5,002,376	5,575,584	253,036	(5,828,620)	5,002,376
Total liabilities and shareholders' equity	$5,692,255	$7,866,396	$1,053,146	$(7,267,647)	$7,344,150

CONSOLIDATED CONDENSED BALANCE SHEETS
(in thousands)

	September 30, 2014, as adjusted
	Guarantor/ Parent	Issuer Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$(2,050)	$329,655	$36,932	$(3,628)	$360,909
Accounts receivable, net of reserve	(31)	623,274	98,913	(16,942)	705,214
Inventories	—	67,113	37,358	1,770	106,241
Deferred income taxes	5,372	19,499	—	(8,352)	16,519
Prepaid expenses and other	8,863	15,013	56,982	54	80,912
Current assets of discontinued operations	—	—	7,206	—	7,206

Total current assets	12,154	1,054,554	237,391	(27,098)	1,277,001
Investments	14,344	222,300	—	—	236,644
Property, plant and equipment, net	42,027	4,681,294	465,223	—	5,188,544
Intercompany	14,855	782,626	196,641	(994,122)	—
Other assets	8,110	1,197	16,123	(6,621)	18,809
Investment in subsidiaries	5,276,750	235,355	—	(5,512,105)	—

Total assets	$5,368,240	$6,977,326	$915,378	$(6,539,946)	$6,720,998

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable	$80,562	$80,488	$20,988	$(7)	$182,031
Accrued liabilities	31,960	212,896	43,560	(6,138)	282,278
Long-term debt due within one year	—	39,635	—	—	39,635
Current liabilities of discontinued operations	—	—	3,217	—	3,217

Total current liabilities	112,522	333,019	67,765	(6,145)	507,161
Noncurrent liabilities:
Long-term debt	—	39,502	—	—	39,502
Deferred income taxes	—	1,182,192	47,640	(14,573)	1,215,259
Intercompany	346,545	141,066	519,512	(1,007,123)	—
Other	18,196	19,948	25,966	—	64,110
Noncurrent liabilities of discontinued operations	—	—	3,989	—	3,989

Total noncurrent liabilities	364,741	1,382,708	597,107	(1,021,696)	1,322,860
Shareholders' equity:
Common stock	11,051	100	—	(100)	11,051
Additional paid-in capital	383,972	42,516	319	(42,835)	383,972
Retained earnings	4,525,797	5,131,289	250,187	(5,381,476)	4,525,797
Accumulated other comprehensive income	83,126	87,694	—	(87,694)	83,126
Treasury stock, at cost	(112,969)	—	—	—	(112,969)

Total shareholders' equity	4,890,977	5,261,599	250,506	(5,512,105)	4,890,977
Total liabilities and shareholders' equity	$5,368,240	$6,977,326	$915,378	$(6,539,946)	$6,720,998

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS
(Unaudited)
(in thousands)

	Six Months Ended March 31, 2015
	Guarantor/ Parent	Issuer Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Net cash provided by operating activities	$64,995	$730,744	$8,645	$8,200	$812,584
INVESTING ACTIVITIES:
Capital expenditures	(11,571)	(713,797)	(37,997)	—	(763,365)
Intercompany transfers	11,571	(11,571)	—	—	—
Proceeds from asset sales	1	14,215	998	—	15,214

Net cash provided by (used in) investing activities	1	(711,153)	(36,999)	—	(748,151)
FINANCING ACTIVITIES:
Dividends paid	(149,347)	—	—	—	(149,347)
Intercompany transfers	149,347	(149,347)	—	—	—
Repurchase of common stock	(59,654)	—	—	—	(59,654)
Proceeds from senior notes, net of discount	—	492,791	—	—	492,791
Proceeds on short-term debt	—	—	1,002	—	1,002
Payments on short-term debt	—	—	(1,002)	—	(1,002)
Net increase in bank overdraft	—	—	12,560	—	12,560
Exercise of stock options, net of tax withholding	(1,078)	—	—	—	(1,078)
Tax withholdings related to net share settlements of restricted stock	(4,248)	—	—	—	(4,248)
Excess tax benefit from stock-based compensation	85	2,653	23	—	2,761

Net cash provided by (used in) financing activities	(64,895)	346,097	12,583	—	293,785
Net increase (decrease) in cash and cash equivalents	101	365,688	(15,771)	8,200	358,218
Cash and cash equivalents, beginning of period	(2,050)	329,655	36,932	(3,628)	360,909

Cash and cash equivalents, end of period	$(1,949)	$695,343	$21,161	$4,572	$719,127

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS
(Unaudited)
(in thousands)

	Six Months Ended March 31, 2014
	Guarantor/ Parent	Issuer Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Net cash provided by (used in) operating activities	$(15,196)	$519,159	$36,319	$(271)	$540,011
INVESTING ACTIVITIES:
Capital expenditures	(11,391)	(303,454)	(41,908)	—	(356,753)
Intercompany transfers	11,391	(11,391)	—	—	—
Proceeds from sale of investment securities	—	23,338	—	—	23,338
Proceeds from asset sales	1	11,002	2,318	—	13,321

Net cash provided by (used in) investing activities	1	(280,505)	(39,590)	—	(320,094)
FINANCING ACTIVITIES:
Dividends paid	(121,545)	—	—	—	(121,545)
Intercompany transfers	121,545	(121,545)	—	—	—
Exercise of stock options, net of tax withholding	19,701	—	—	—	19,701
Tax withholdings related to net share settlements of restricted stock	(3,049)	—	—	—	(3,049)
Excess tax benefit from stock-based compensation	(1,612)	23,496	203	—	22,087

Net cash provided by (used in) financing activities	15,040	(98,049)	203	—	(82,806)
Net increase (decrease) in cash and cash equivalents	(155)	140,605	(3,068)	(271)	137,111
Cash and cash equivalents, beginning of period	(202)	412,596	33,918	1,556	447,868

Cash and cash equivalents, end of period	$(357)	$553,201	$30,850	$1,285	$584,979

NOTE 16 GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION

        In March 2015, Helmerich & Payne International Drilling Co. ("the issuer"), a wholly-owned subsidiary of Helmerich & Payne, Inc. ("parent" or "the guarantor"), issued senior unsecured notes with an aggregate principal amount of $500.0 million due 2025. The notes are fully and unconditionally guaranteed by parent. No subsidiaries of parent currently guarantee the notes, subject to certain provisions that if any subsidiary guarantees certain other debt of the issuer or parent, then such subsidiary will provide a guarantee of the obligations under the notes.

        In connection with the notes, we are providing the following condensed consolidating financial information in accordance with the Securities and Exchange Commission disclosure requirements. Each entity in the consolidating financial information follows the same accounting policies as described in the consolidated financial statements. Condensed consolidating financial information for the issuer, Helmerich & Payne International Drilling Co. and parent/guarantor, Helmerich & Payne, Inc. is shown in the tables below.

CONSOLIDATED CONDENSED STATEMENTS OF INCOME
(in thousands)

	Year Ended September 30, 2014
	Guarantor/ Parent	Issuer Subsidiary	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating revenue	$—	$3,325,039	$394,820	$(152)	$3,719,707
Operating costs and other	10,763	2,291,775	366,682	(4,300)	2,664,920

Operating income (loss) from continuing operations	(10,763)	1,033,264	28,138	4,148	1,054,787
Other income, net	57	48,108	2,164	(4,148)	46,181
Interest expense	(42)	(3,049)	(1,563)	—	(4,654)
Equity in net income of subsidiaries	715,157	4,668	—	(719,825)	—

Income from continuing operations before income taxes	704,409	1,082,991	28,739	(719,825)	1,096,314
Income tax provision	(4,310)	370,723	21,135	—	387,548

Income from continuing operations	708,719	712,268	7,604	(719,825)	708,766
Income from discontinued operations before income taxes	—	—	2,758	—	2,758
Income tax provision	—	—	2,805	—	2,805

Loss from discontinued operations	—	—	(47)	—	(47)

Net income	$708,719	$712,268	$7,557	$(719,825)	$708,719

CONSOLIDATED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	Year Ended September 30, 2014
	Guarantor/ Parent	Issuer Subsidiary	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Net income	$708,719	$712,268	$7,557	$(719,825)	$708,719
Other comprehensive loss, net of income taxes:
Unrealized depreciation on securities, net	—	(19,006)	—	—	(19,006)
Reclassification of realized gains in net income, net	—	(27,737)	—	—	(27,737)
Minimum pension liability adjustments, net	(213)	(2,448)	—	—	(2,661)

Other comprehensive loss	(213)	(49,191)	—	—	(49,404)

Comprehensive income	$708,506	$663,077	$7,557	$(719,825)	$659,315

CONSOLIDATED CONDENSED STATEMENTS OF INCOME
(in thousands)

	Year Ended September 30, 2013
	Guarantor/ Parent	Issuer Subsidiary	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating revenue	$—	$2,998,299	$389,382	$(67)	$3,387,614
Operating costs and other	12,775	2,063,737	355,751	(1,310)	2,430,953

Operating income (loss) from continuing operations	(12,775)	934,562	33,631	1,243	956,661
Other income, net	20	164,170	863	(1,288)	163,765
Interest expense	(83)	(4,776)	(1,315)	45	(6,129)
Equity in net income of subsidiaries	745,105	33,360	—	(778,465)	—

Income from continuing operations before income taxes	732,267	1,127,316	33,179	(778,465)	1,114,297
Income tax provision	(4,372)	383,881	13,335	—	392,844

Income from continuing operations	736,639	743,435	19,844	(778,465)	721,453
Income from discontinued operations before income taxes	—	—	14,701	—	14,701
Income tax provision	—	—	(485)	—	(485)

Loss from discontinued operations	—	—	15,186	—	15,186

Net income	$736,639	$743,435	$35,030	$(778,465)	$736,639

CONSOLIDATED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	Year Ended September 30, 2013
	Guarantor/ Parent	Issuer Subsidiary	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Net income	$736,639	$743,435	$35,030	$(778,465)	$736,639
Other comprehensive income (loss), net of income taxes:
Unrealized appreciation on securities, net	—	46,853	—	—	46,853
Reclassification of realized gains in net income, net	—	(92,543)	—	—	(92,543)
Minimum pension liability adjustments, net	2,663	8,750	—	—	11,413

Other comprehensive income (loss)	2,663	(36,940)	—	—	(34,277)

Comprehensive income	$739,302	$706,495	$35,030	$(778,465)	$702,362

CONSOLIDATED CONDENSED STATEMENTS OF INCOME
(in thousands)

	Year Ended September 30, 2012
	Guarantor/ Parent	Issuer Subsidiary	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating revenue	$—	$2,850,355	$301,514	$(67)	$3,151,802
Operating costs and other	5,271	1,950,620	289,223	(2,911)	2,242,203

Operating income (loss) from continuing operations	(5,271)	899,735	12,291	2,844	909,599
Other income, net	144	2,191	2,145	(2,846)	1,634
Interest expense	(143)	(6,275)	(2,237)	2	(8,653)
Equity in net income of subsidiaries	584,252	7,459	—	(591,711)	—

Income from continuing operations before income taxes	578,982	903,110	12,199	(591,711)	902,580
Income tax provision	(2,063)	321,404	9,630	—	328,971

Income from continuing operations	581,045	581,706	2,569	(591,711)	573,609
Income from discontinued operations before income taxes	—	—	7,355	—	7,355
Income tax provision	—	—	(81)	—	(81)

Loss from discontinued operations	—	—	7,436	—	7,436

Net income	$581,045	$581,706	$10,005	$(591,711)	$581,045

CONSOLIDATED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	Year Ended September 30, 2012
	Guarantor/ Parent	Issuer Subsidiary	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Net income	$581,045	$581,706	$10,005	$(591,711)	$581,045
Other comprehensive income, net of income taxes:
Unrealized appreciation on securities, net	—	63,725	—	—	63,725
Minimum pension liability adjustments, net	1,154	3,020	—	—	4,174

Other comprehensive income	1,154	66,745	—	—	67,899

Comprehensive income	$582,199	$648,451	$10,005	$(591,711)	$648,944

CONSOLIDATED CONDENSED BALANCE SHEETS
(in thousands)

	September 30, 2014, as adjusted
	Guarantor/ Parent	Issuer Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$(2,050)	$329,655	$36,932	$(3,628)	$360,909
Accounts receivable, net of reserve	(31)	623,274	98,913	(16,942)	705,214
Inventories	—	67,113	37,358	1,770	106,241
Deferred income taxes	5,372	19,499	—	(8,352)	16,519
Prepaid expenses and other	8,863	15,013	56,982	54	80,912
Current assets of discontinued operations	—	—	7,206	—	7,206

Total current assets	12,154	1,054,554	237,391	(27,098)	1,277,001
Investments	14,344	222,300	—	—	236,644
Property, plant and equipment, net	42,027	4,681,294	465,223	—	5,188,544
Intercompany	14,855	782,626	196,641	(994,122)	—
Other assets	8,110	1,197	16,123	(6,621)	18,809
Investment in subsidiaries	5,276,750	235,355	—	(5,512,105)	—

Total assets	$5,368,240	$6,977,326	$915,378	$(6,539,946)	$6,720,998

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable	$80,562	$80,488	$20,988	$(7)	$182,031
Accrued liabilities	31,960	212,896	43,560	(6,138)	282,278
Long-term debt due within one year	—	39,635	—	—	39,635
Current liabilities of discontinued operations	—	—	3,217	—	3,217

Total current liabilities	112,522	333,019	67,765	(6,145)	507,161
Noncurrent liabilities:
Long-term debt	—	39,502	—	—	39,502
Deferred income taxes	—	1,182,192	47,640	(14,573)	1,215,259
Intercompany	346,545	141,066	519,512	(1,007,123)	—
Other	18,196	19,948	25,966	—	64,110
Noncurrent liabilities of discontinued operations	—	—	3,989	—	3,989

Total noncurrent liabilities	364,741	1,382,708	597,107	(1,021,696)	1,322,860
Shareholders' equity:
Common stock	11,051	100	—	(100)	11,051
Additional paid-in capital	383,972	42,516	319	(42,835)	383,972
Retained earnings	4,525,797	5,131,289	250,187	(5,381,476)	4,525,797
Accumulated other comprehensive income	83,126	87,694	—	(87,694)	83,126
Treasury stock, at cost	(112,969)	—	—	—	(112,969)

Total shareholders' equity	4,890,977	5,261,599	250,506	(5,512,105)	4,890,977
Total liabilities and shareholders' equity	$5,368,240	$6,977,326	$915,378	$(6,539,946)	$6,720,998

CONSOLIDATED CONDENSED BALANCE SHEETS
(in thousands)

	September 30, 2013, as adjusted
	Guarantor/ Parent	Issuer Subsidiary	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$(202)	$412,596	$33,918	$1,556	$447,868
Accounts receivable, net of reserve	(41)	518,362	111,847	(8,748)	621,420
Inventories	—	55,892	32,251	723	88,866
Deferred income taxes	4,731	16,403	1,660	(6,380)	16,414
Prepaid expenses and other	10,723	24,789	42,848	1,178	79,538
Current assets of discontinued operations	—	—	3,705	—	3,705

Total current assets	15,211	1,028,042	226,229	(11,671)	1,257,811
Investments	10,506	305,648	—	—	316,154
Property, plant and equipment, net	33,540	4,289,267	353,296	—	4,676,103
Intercompany	13,345	465,024	184,392	(662,761)	—
Other assets	5,315	1,227	12,053	(5,099)	13,496
Investment in subsidiaries	4,584,267	230,633	—	(4,814,900)	—

Total assets	$4,662,184	$6,319,841	$775,970	$(5,494,431)	$6,263,564

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable	$60,138	$58,150	$28,711	$(2,620)	$144,379
Accrued liabilities	28,816	123,009	40,392	(2,533)	189,684
Long-term debt due within one year	—	114,600	—	—	114,600
Current liabilities of discontinued operations	—	—	3,210	—	3,210

Total current liabilities	88,954	295,759	72,313	(5,153)	451,873
Noncurrent liabilities:
Long-term debt	—	79,137	—	—	79,137
Deferred income taxes	—	1,207,440	27,020	(11,479)	1,222,981
Intercompany	114,534	144,902	403,463	(662,899)	—
Other	14,969	20,598	29,784	—	65,351
Noncurrent liabilities of discontinued operations	—	—	495	—	495

Total noncurrent liabilities	129,503	1,452,077	460,762	(674,378)	1,367,964
Shareholders' equity:
Common stock	10,874	100	—	(100)	10,874
Additional paid-in capital	288,758	16,000	104	(16,104)	288,758
Retained earnings	4,102,663	4,419,021	242,791	(4,661,812)	4,102,663
Accumulated other comprehensive income	132,530	136,884	—	(136,884)	132,530
Treasury stock, at cost	(91,098)	—	—	—	(91,098)

Total shareholders' equity	4,443,727	4,572,005	242,895	(4,814,900)	4,443,727
Total liabilities and shareholders' equity	$4,662,184	$6,319,841	$775,970	$(5,494,431)	$6,263,564

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS
(in thousands)

	September 30, 2014
	Guarantor/ Parent	Issuer Subsidiary	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Net cash provided by (used in) operating activities	$(21,094)	$1,050,609	$94,196	$(5,184)	$1,118,527
INVESTING ACTIVITIES:
Capital expenditures	(17,786)	(840,341)	(94,765)	—	(952,892)
Intercompany transfers	17,786	(17,786)	—	—	—
Proceeds from asset sales	2	27,401	3,367	—	30,770
Proceeds from sale of investments	—	49,205	—	—	49,205

Net cash provided by (used in) investing activities	2	(781,521)	(91,398)	—	(872,917)
FINANCING ACTIVITIES:
Payments on long-term debt	—	(115,000)	—	—	(115,000)
Intercompany transfers	264,386	(264,386)	—	—	—
Dividends paid	(264,386)	—	—	—	(264,386)
Exercise of stock options, net of tax withholding	23,250	—	—	—	23,250
Tax withholdings related to net share settlements of restricted stock	(3,049)	—	—	—	(3,049)
Excess tax benefit from stock-based compensation	(957)	27,357	216	—	26,616

Net cash provided by (used in) financing activities	19,244	(352,029)	216	—	(332,569)
Net increase (decrease) in cash and cash equivalents	(1,848)	(82,941)	3,014	(5,184)	(86,959)
Cash and cash equivalents, beginning of period	(202)	412,596	33,918	1,556	447,868

Cash and cash equivalents, end of period	$(2,050)	$329,655	$36,932	$(3,628)	$360,909

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS
(in thousands)

	September 30, 2013
	Guarantor/ Parent	Issuer Subsidiary	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Net cash provided by operating activities	$3,066	$973,850	$17,708	$2,561	$997,185
INVESTING ACTIVITIES:
Capital expenditures	(6,828)	(752,642)	(49,596)	—	(809,066)
Intercompany transfers	6,828	(6,828)	—	—	—
Proceeds from asset sales	3,235	21,694	3,097	—	28,026
Proceeds from sale of investments	—	232,221	—	—	232,221

Net cash provided by (used in) investing activities	3,235	(505,555)	(46,499)	—	(548,819)
Net cash provided by investing activities by discontinued operations	—	—	15,000	—	15,000

Net cash provided by (used in) investing activities	3,235	(505,555)	(31,499)		(533,819)
FINANCING ACTIVITIES:
Payments on long-term debt	—	(40,000)	—	—	(40,000)
Intercompany transfers	93,053	(93,053)	—	—	—
Dividends paid	(93,053)	—	—	—	(93,053)
Intercompany notes	(16,500)	—	16,500	—	—
Exercise of stock options, net of tax withholding	13,317	—	—	—	13,317
Tax withholdings related to net share settlements of restricted stock	(1,677)	—	—	—	(1,677)
Excess tax benefit from stock-based compensation	(563)	10,280	103	—	9,820

Net cash provided by (used in) financing activities	(5,423)	(122,773)	16,603	—	(111,593)
Net increase in cash and cash equivalents	878	345,522	2,812	2,561	351,773
Cash and cash equivalents, beginning of period	(1,080)	67,074	31,106	(1,005)	96,095

Cash and cash equivalents, end of period	$(202)	$412,596	$33,918	$1,556	$447,868

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS
(in thousands)

	September 30, 2012
	Guarantor/ Parent	Issuer Subsidiary	Non- Guarantor Subsidiaries	Eliminations	Total Consolidated
Net cash provided by (used in) operating activities	$(19,746)	$969,867	$58,904	$(8,693)	$1,000,332
INVESTING ACTIVITIES:
Capital expenditures	(27,729)	(1,016,155)	(53,796)	—	(1,097,680)
Intercompany transfers	27,729	(27,729)	—	—	—
Proceeds from asset sales	—	38,454	1,440	—	39,894
Proceeds from sale of investments	—	—	—	—	—

Net cash used in investing activities	—	(1,005,430)	(52,356)	—	(1,057,786)
Net cash provided by investing activities by discontinued operations	—	—	7,500	—	7,500

Net cash used in investing activities	—	(1,005,430)	(44,856)		(1,050,286)
FINANCING ACTIVITIES:
Payments on long-term debt	—	(115,000)	—	—	(115,000)
Proceeds from line of credit	—	20,000	—	—	20,000
Payments on line of credit	—	(20,000)	—	—	(20,000)
Intercompany notes	16,500	—	(16,500)	—	—
Repurchase of common stock	(77,610)	—	—	—	(77,610)
Intercompany transfers	107,659	(107,659)	—	—	—
Dividends paid	(30,049)	—	—	—	(30,049)
Exercise of stock options, net of tax withholding	2,673	—	—	—	2,673
Tax withholdings related to net share settlements of restricted stock	(1,514)	—	—	—	(1,514)
Excess tax benefit from stock-based compensation	2,210	1,092	1	—	3,303

Net cash provided by (used in) financing activities	19,869	(221,567)	(16,499)	—	(218,197)
Net increase (decrease) in cash and cash equivalents	123	(257,130)	(2,451)	(8,693)	(268,151)
Cash and cash equivalents, beginning of period	(1,203)	324,204	33,557	7,688	364,246

Cash and cash equivalents, end of period	$(1,080)	$67,074	$31,106	$(1,005)	$96,095